Convertible Notes Payable	12 Months Ended
Apr. 30, 2021
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 6: CONVERTIBLE NOTES PAYABLE

On June 1, 2019, the Company entered into a convertible note payable agreement with Mont-Saic Investments LLC (“Mont-Saic”) which provided for borrowings of $1,700,000 bearing interest at a rate of 12.6% per annum. All outstanding amounts were due on the maturity date 360 days after the loan issue date. The Company may repay up to 50% of the outstanding balance on the loan prior to the maturity date at their discretion. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at any time at the option of the debtholder at a conversion price equal to 75% of the lowest closing price of the common stock as defined in the agreement.

The convertible note payable agreement, as amended on September 11, 2019, also provided Mont-Saic with a warrant giving them the right to acquire 33% of the outstanding shares of SBL on a fully-diluted basis for no consideration up through one year after the maturity date. On September 16, 2019, Mont-Saic and Slinger Bag Inc. entered into a warrant assignment and conveyance agreement which updated Mont-Saic’s right to acquire 33% of the outstanding common stock shares of SBL to Slinger Bag Inc. The allocated value of the warrant of $1,492,188 was recorded as a discount to the outstanding note balance. On May 6, 2020, the Company issued 1,216,560 shares of common stock as partial satisfaction of the shares issuable.

On June 1, 2020, the Company and Mont-Saic entered into an amendment to the convertible note payable agreement to eliminate the conversion right contained in the original agreement and extend the maturity date to June 1, 2021.

The Company evaluated the conversion option under the guidance in ASC 815-10, Derivatives and Hedging, and determined it to have characteristics of a derivative liability. Under this guidance, this derivative liability is marked-to-market at each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivatives. The value of the conversion option derivative amounted to $566,667 as of the issuance date on September 11, 2019, which was recorded as a discount to the outstanding note balance less $358,855 representing the amount of the conversion option exceeding the face value of the note payable which was recorded immediately as interest expense, and a derivative liability. On June 1, 2020, in connection with the elimination of the conversion option, this derivative ceased to exist and the value of the derivate of $566,667 was recognized as a loss on extinguishment of debt on the consolidated statements of operations for the year ended April 30, 2021.

The combined discount relating to the warrant and conversion option were amortized over the term of the agreement. Amortization of debt discounts during the year ended April 30, 2020 amounted to $1,493,939, and were recorded as amortization of debt discount in the accompanying consolidated statements of operations. The remaining $206,061 was amortized during the year ended April 30, 2021.

On December 3, 2020, Mont-Saic entered into an Assignment and Conveyance Agreement with the Company’s exiting related party lender wherein Mont-Saic sold its full right, title and interest in its outstanding notes payable amounting to $1,820,000, which consisted of the $1,700,000 note payable and the $120,000 note payable (see Note 7), to the Company’s related party lender, along with the 1,216,560 shares of common stock previously issued to Mont-Saic in connection with the debt agreement and the rights to receive the remaining 6,921,299 shares issuable (see Note 5).

On November 20, 2019, the Company entered into a convertible note payable agreement for borrowings of $125,000 bearing interest at 12% per annum. All outstanding borrowings and accrued interest were due on November 20, 2020. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at any time at the option of the debtholder at a conversion price equal to 70% of the lowest closing price of the common stock as defined in the agreement. On March 2, 2020, the holder elected to convert the outstanding principal of $125,000 and accrued interest of $4,274 into 369,354 shares of the Company’s common stock in accordance with the terms in the agreement.

The Company evaluated the conversion option under the guidance in ASC 815-10, Derivatives and Hedging, and determined it to have characteristics of a derivative liability. Under this guidance, this derivative liability is marked-to-market at each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivatives. The value of the conversion option derivative amounted to $53,571 as of the issuance date on November 20, 2019, which was initially recorded as a discount to the outstanding note balance and a derivative liability. The discount of $53,571 was fully amortized during the year ended April 30, 2020 upon the conversion of the outstanding note payable balance. Upon conversion of the note payable balance, the derivative liability amount of $53,571 was reclassified as additional paid-in capital as part of shareholders’ equity.

On February 11, 2020, the Company entered into a convertible note payable agreement for borrowings of $125,000 bearing interest at 12% per annum. All outstanding borrowings and accrued interest are due on February 11, 2021. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at any time at the option of the debtholder at a conversion price equal to 70% of the lowest closing price of the common stock as defined in the agreement.

The Company evaluated the conversion option under the guidance in ASC 815-10, Derivatives and Hedging, and determined it to have characteristics of a derivative liability. Under this guidance, this derivative liability is marked-to-market at each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivatives. The value of the conversion option amounted to $53,571 as of the issuance date on February 11, 2020, which was initially recorded as a discount to the outstanding note balance and a derivative liability. The discount was being amortized over the term of the agreement.

On September 4, 2020, the Company and the convertible debt holder entered into an agreement to convert the outstanding convertible note payable balance of $125,000 and accrued interest of $8,466 into 300,000 shares of the Company’s common stock. Under the guidance in ASC 470-20-40-16, the Company recognized an expense at the conversion date equal to the fair value of the shares transferred after the change in terms, less the fair value of securities issuable under the original conversion terms. The excess in value, which amounted to $51,412 was recorded as an induced conversion loss in the consolidated statements of operations during the year ended April 30, 2021.

At the time of the conversion, the remaining debt discount was fully amortized and the derivative liability amount of $53,571 was reclassified as additional paid-in capital as part of shareholders’ equity. Amortization of debt discounts during the year ended April 30, 2021 and 2020 was $42,872 and $10,699, respectively, and was recorded as amortization of debt discount in the accompanying consolidated statements of operations. The unamortized discount balance amounted to zero and $42,872 as of April 30, 2021 and 2020, respectively.

Total outstanding principal of convertible notes payable at April 30, 2021 and 2020 amounted to zero and $1,825,000, respectively. The outstanding balances are netted with debt discounts at April 30, 2021 and 2020 of zero and $248,933, respectively.